UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

American Finance Operating Partnership, L.P.(1)

Check the appropriate box to indicate the fi ling obligation to which this form is intended to satisfy:

☒       Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported) February 14, 2020

Commission File Number of securitizer: 025-04555

Central Index Key Number of securitizer: 0001698252

Katie P. Kurtz, Chief Financial Officer, (212) 415-6500

Name and telephone number, including area code, of the person to contact in connection with this fi ling.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

(1) American Finance Operating Partnership, L.P., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities issued by the following affiliated issuers: AFN ABSPROP001, LLC, AFN ABSPROP001-A, LLC and AFN ABSPROP001-B, LLC.

☐     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) Central Index Key

Number of depositor:

(Exact name of issuing entity as speci fi ed in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this fi ling

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 14, 2020

AMERICAN FINANCE OPERATING PARTNERSHIP, L.P.

By: American Finance Trust, Inc.,
a Maryland corporation, its general partner

By:	/s/ Katie P. Kurtz
Name: Katie P. Kurtz
Title: Chief Financial Officer